WARRANTS	12 Months Ended
Mar. 31, 2013
Warrants [Abstract]
WARRANTS

8. WARRANTS

At March 31, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.50
Exercised	-
Cancelled	-		$-
Balance outstanding at March 31, 2013	1,080,000		$0.50
Balance exercisable at March 31, 2013	1,080,000	$

The purchasers who entered into the Securities Purchase Agreement on October 29, 2012, were issued warrants to purchase up to 1,000,000 shares of the Company’s common stock. The warrants have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders.

We issued warrants to purchase up to 80,000 shares of the Company’s commons stock to Dawson pursuant to the terms of the Placement Agent Agreement. The warrants issued to Dawson have the same terms as the warrants issued to the purchasers. The Placement Agent Warrants had an exercise price of $0.625 per share and a term of five years and are exercisable immediately. The exercise price of the Placement Agent Warrants was reduced to $0.50 on March 6, 2013. The other terms of the Placement Agent Warrants are substantially the same as the warrants issued to the purchasers in the November 2012 Financing.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 at issuance (see Note 5).